GOF-P44 05/26

SUPPLEMENT DATED MAY 15, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

This supplement replaces and supersedes the supplement dated April 17, 2026.

All changes described below are effective June 30, 2026.

1. The following replaces the reference to John Wiley in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to John Wiley in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A:

Garrett L. Hamilton Portfolio Manager of Advisers

Mr. Hamilton has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2016.

3. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers” in the SAI of each fund listed in Schedule A:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Garrett L. Hamilton*	Registered Investment Companies	18	23,645.5	None	None
	Other Pooled Investment Vehicles	2	238.1	None	None
	Other Accounts	None	None	None	None

*Information is provided as of February 28, 2026.

4. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Garrett L. Hamilton*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2025
Franklin Arizona Tax-Free Income Fund	July 1, 2025
Franklin Colorado Tax-Free Income Fund	July 1, 2025
Franklin Connecticut Tax-Free Income Fund	July 1, 2025
Franklin Georgia Tax-Free Income Fund	July 1, 2025
Franklin Louisiana Tax-Free Income Fund	July 1, 2025
Franklin Maryland Tax-Free Income Fund	July 1, 2025
Franklin Missouri Tax-Free Income Fund	July 1, 2025
Franklin North Carolina Tax-Free Income Fund	July 1, 2025
Franklin Oregon Tax-Free Income Fund	July 1, 2025
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2025
Franklin Virginia Tax-Free Income Fund	July 1, 2025

Please retain this supplement for future reference.